Derivative Financial Instruments and Hedge Accounting - Summary of Average of Hedge Ratio for Each Type of Hedge Accounting (Details)	Dec. 31, 2023	Dec. 31, 2022
Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	11,142,365,000,000	14,757,796,000,000
Average interest rate	4.95%	4.43%
Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,257.9	1,240.59
Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,404.28	1,387.71
Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	869.67	890.17
Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,536.92	1,537.85
Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	7,361,450,000,000	7,832,540,000,000
Average interest rate	10.68%	3.54%
Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,235.39	1,202.02
Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,372.29	1,362.51
Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	866.92	853.4
Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		866.14
Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	238,925,000,000	92,511,000,000
Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,164.76	1,071
Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		1,465.26
1 year | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	2,998,238,000,000	5,677,321,000,000
Average interest rate	4.77%	4.17%
1 year | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,257.22	1,197.01
1 year | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,373.58	1,363.42
1 year | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	872.12	886.23
1 year | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,617.02
1 year | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,651,669,000,000	3,033,420,000,000
Average interest rate	4.60%	2.90%
1 year | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,220.93	1,178.13
1 year | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,364	1,321
1 year | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	856.4	0
1 year | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		866.14
1 year | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	31,332,000,000	65,012,000,000
1 year | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,071	1,071
1 year | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		0
2 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	3,555,510,000,000	1,921,072,000,000
Average interest rate	4.86%	4.52%
2 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,277.42	1,262.56
2 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,427.96	1,373.32
2 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	840.73	895.76
2 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,536.92	0
2 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	2,035,885,000,000	892,720,000,000
Average interest rate	3.05%	2.60%
2 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,221.93	1,196.8
2 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,374.73	1,364
2 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	851.5	856.4
2 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		0
2 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	27,499,000,000
2 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
2 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		1,465.26
3 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,667,087,000,000	2,701,675,000,000
Average interest rate	5.18%	4.64%
3 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,242.04	1,276.7
3 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,436.77	0
3 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
3 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,535.25
3 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,994,375,000,000	1,846,139,000,000
Average interest rate	11.94%	4.42%
3 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,230.48	1,166.24
3 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,374.73
3 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	889	851.5
3 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		0
3 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	207,593,000,000	0
3 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,178.92	0
3 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		0
4 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	349,482,000,000	1,883,332,000,000
Average interest rate	5.23%	4.56%
4 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	1,436.86
4 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	1,364,708,000,000	771,585,000,000
Average interest rate	7.98%	4.62%
4 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,325.04	1,225.35
4 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		0
4 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
4 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
4 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		0
5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	267,778,000,000	426,551,000,000
Average interest rate	5.73%	4.36%
5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	154,813,000,000	1,078,676,000,000
Average interest rate	2.67%	4.95%
5 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,147.95	1,252.61
5 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	1,392	0
5 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		0
5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
5 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		0
Over 5 years | Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	2,304,270,000,000	2,147,845,000,000
Average interest rate	4.93%	4.64%
Over 5 years | Fair value hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Fair value hedge | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	160,000,000,000	210,000,000,000
Average interest rate	3.11%	3.99%
Over 5 years | Cash Flow Hedge | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Cash Flow Hedge | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		0
Over 5 years | Hedge of net investments in foreign operations
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of the hedging instrument	0	0
Over 5 years | Hedge of net investments in foreign operations | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate	0	0
Over 5 years | Hedge of net investments in foreign operations | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate		0